Securities Act File No. 033-73248

Investment Company Act File No. 811-08228

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 39	X

                             The Timothy Plan

(Exact Name of Registrant as Specified In Charter)

1055 Maitland Center Commons
Maitland, FL 32751

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:             800-846-7526

ARTHUR D. ALLY

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE

395 Sawdust Road, #2148

The Woodlands, TX 77381

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No.   38   to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Maitland and the State of Florida on this 22 day of February, 2011.

The Timothy Plan
(Registrant)

By:	/Arthur D Ally

[Name]	ARTHUR D ALLY
[Title]	Chairman, President, and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title		Date

/s/ Arthur D. Ally ARTHUR D. ALLY		Chairman, President & Treasurer-Trustee	February 22, 2011

/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT		Trustee, Secretary	February 22, 2011

/s/ Matthew D. Staver* MATHEW D. STAVER		Trustee	February 22, 2011

/s/ Deborah Honneycutt* DEBORAH HONEYCUTT		Trustee	February 22, 2011

/s/ Charles E. Nelson* CHARLES E. NELSON		Trustee	February 22, 2011

/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.		Trustee	February 22, 2011

/s/ Alan M. Ross* ALAN M. ROSS		Trustee	February 22, 2011

/s/ Richard W. Copeland* RICHARD W. COPELAND		Trustee	February 22, 2011

/s/ William W. Johnson* WILLAM W. JOHNSON		Trustee	February 22, 2011

/s/ John C. Mulder* JOHN C. MULDER		Trustee	February 22, 2011

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

[REGISTRANT NAME]

EXHIBIT INDEX

(FOR POST-EFFECTIVE AMENDMENT NO.         )

Exhibit

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase